DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2024
DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS
Schedule of deposits and down payment received in advance from customers for sales of automobiles, escooters and service parts

	As of December 31,
	2023	2024	2024
	VND million	VND million	USD
Refundable deposit liabilities	329,746	2,524,022	103,719,827
Non-refundable down-payment of contract liabilities	864,366	1,041,441	42,796,014
TOTAL	1,194,112	3,565,463	146,515,841

Revenue recognized from non-refundable down-payment in 2024 (2023) from these contract liabilities as of December 31, 2023 (2022)	652,339	728,073	29,918,759